Investments (Amortized Cost And Estimated Fair Value Of Debt Securities By Contractual Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Investments [Abstract]
Securities Available-for-Sale, Due in one year or less, Cost	$ 6,672
Securities Available-for-Sale, Due after one year through five years, Cost	31,265
Securities Available-for-Sale, Due after five years through ten years, Cost	55,632
Securities Available-for-Sale, Due after ten years, Cost	271,641
Securities Available-for-Sale, Cost, Total	365,210
Securities Available-for-Sale, Due in one year or less, Estimated Fair Value	6,705
Securities Available-for-Sale, Due after one year through five years, Estimated Fair Value	31,680
Securities Available-for-Sale, Due after five years through ten years, Estimated Fair Value	57,646
Securities Available-for-Sale, Due after ten years, Estimated Fair Value	275,132
Securities Available-for-Sale, Estimated Fair Value, Total	371,163
Securities Held-to-Maturity, Due after ten years, Cost	13,454
Securities Held-to-Maturity, Cost, Total	13,454
Securities Held-to-Maturity, Due after ten years, Estimated Fair Value	13,861
Securities Held-to-Maturity, Estimated Fair Value, Total	$ 13,861